Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate as follows:

	2022	2021
Federal tax at statutory rate	21.0%	21.0%
State income tax	4.4%	3.6%
Interest on convertible notes	(0.6)%	0.0%
Change in fair value of convertible notes derivative liability	(0.7)%	0.0%
Other	0.3%	(0.8)%
Change in valuation allowance	(24.4)%	(23.8)%

Total effective income tax rate	(0.0)%	(0.0)%

Schedule of Net Deferred Tax Assets
Significant components of deferred tax assets for federal and state income taxes were as follows:

($ in thousands)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating losses	$18,627	$17,538
Forward option-prepaid forward contracts, net	2,585	—
Finance charges and origination fees	1,028	—
Accrued compensation	130	—
Stock-based compensation	311	3
Section 174 research and development capitalization	434	—
Tax credits	715	648

Total deferred tax assets	23,830	18,189

Valuation allowance	(23,830)	(18,189)

Net deferred tax assets	$—	$—